Reserves (Details) - Schedule of Equity Based Premium Reserve - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Schedule of Equity Based Premium Reserve [Abstract]
Balance at beginning		$ 8,077,191		$ 6,612,641		$ 1,490,588
Options issued to advisors	[1]					4,522,010
Equity instruments issued to management and directors		3,191,640	[2]	1,464,550	[2]	600,043
Balance at ending		$ 12,061,087		$ 8,077,191		$ 6,612,641

[1]	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series. During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.
[2]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.